Balance Sheet (Parentheticals)	Dec. 31, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share) | $ / shares
Common shares, shares authorized	Unlimited
Common shares, shares issued (in Shares)	1
Common shares, shares outstanding (in Shares)	1